Subsidiaries with material non-controlling interest	12 Months Ended
Dec. 31, 2017
Disclosure Of Subsidiaries with material non-controlling interest [Abstract]
Disclosure of subsidiaries [text block]
18.	Subsidiaries with material non-controlling interest

(a)	Financial information of subsidiaries that have material non-controlling interest are provided below:

	Country of incorporation and operation	2017	2016	2015
		%	%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.58	38.67	45.93
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	40.00	40.00	40.00
Minera La Zanja S.R.L.	Peru	46.94	46.94	46.94

		2017	2016	2015
		US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	Peru	165,032	167,986	172,542
Minera La Zanja S.R.L.	Peru	48,642	55,613	53,271
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	1,693	1,906	2,357
Apu Coropuna S.R.L.	Peru	223	678	-
Other minor	Chile	-	(61)	-
		215,590	226,122	228,170

Profit (loss) allocated to material non-controlling interest:
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	5,827	6,950	9,244
Sociedad Minera El Brocal S.A.A.	Peru	4,246	(13,426)	(34,991)
Minera La Zanja S.R.L.	Peru	(6,006)	2,342	(32,486)
Apu Coropuna S.R.L.	Peru	(454)	(157)	(102)
Other minor	Chile	(1)	(31)	-
		3,612	(4,322)	(58,335)

During 2017, purchases of shares in the subsidiary Sociedad Minera El Brocal S.A.A. were made for US$621,000, which resulted in an increase in its shares and a dilution of non-controlling shareholders of 0.09%. During 2016, the Company, through the Lima Stock Exchange, made capital contributions to its subsidiary Sociedad Minera El Brocal S.A.A. for S/63.9 million (equivalent to US$18.6 million) and US$45.2 million, which resulted in an increase in its shares and a dilution of non-controlling shareholders for US$5.4 million equivalents to 7.26%.

(b)	The summarized financial information of these subsidiaries, before inter-company eliminations, is presented below:

Statements of financial position as of December 31, 2017:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Other minor	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current assets	146,865	6,640	134,758	1,440	665	290,368
Non-current assets	645,729	-	55,873	189	30	701,821
Current liabilities	(159,190)	(2,407)	(38,807)	(143)	(29)	(200,576)
Non-current liabilities	(229,709)	-	(48,201)	(740)	(2)	(278,652)

Total shareholders’ equity, net	403,695	4,233	103,623	746	664	512,961

Attributable to:
Shareholders of the parent	239,925	2,540	54,981	523	664	298,633
Non-controlling interests	165,032	1,693	48,642	223	-	215,590

	404,957	4,233	103,623	746	664	514,223

Statements of financial position as of December 31, 2016:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Other minor	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current assets	120,291	7,439	155,659	2,301	81	285,771
Non-current assets	642,790	-	90,447	88	500	733,825
Current liabilities	(184,324)	(2,684)	(40,411)	(129)	-	(227,548)
Non-current liabilities	(168,589)	-	(89,278)	-	(2)	(257,869)

Total shareholders’ equity, net	410,168	4,755	116,417	2,260	579	534,179

Attributable to:
Shareholders of the parent	242,182	2,849	60,804	1,582	640	308,057
Non-controlling interests	167,986	1,906	55,613	678	(61)	226,122

	410,168	4,755	116,417	2,260	579	534,179

Statements of profit or loss for the year ended December 31, 2017:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Other minor	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Revenues	322,653	20,739	165,319	-	-	508,711
Cost of sales	(254,390)	-	(153,230)	-	-	(407,620)
Administrative expenses	(13,061)	(90)	(2,814)	(92)	(24)	(16,081)
Sales expenses	(10,914)	-	(881)	-	-	(11,795)
Exploration in non-operating areas	(1,975)	-	(2,871)	(680)	-	(5,526)
Other operating expense, net	(2,923)	(1)	(969)	(744)	-	(4,637)
Provision for contingencies	-	-	(1,370)	1	-	(1,369)
Impairment loss of long-lived assets	(13,573)	-	(21,620)	-	-	(35,193)
Finance income	179	7	670	-	-	856
Finance costs	(12,017)	(2)	(1,918)	(1)	-	(13,938)
Net gain (loss) for exchange difference	310	(41)	48	1	410	728
Profit (loss) before income tax	14,289	20,612	(19,636)	(1,515)	386	14,136
Income tax	(3,903)	(6,044)	6,841	-	-	(3,106)

Net profit (loss)	10,386	14,568	(12,795)	(1,515)	386	11,030

Attributable to non-controlling interests	4,246	5,827	(6,006)	(454)	(1)	3,612

Dividends paid to non-controlling interests	-	6,036	-	-	-	6,036

Statements of profit or loss for the year ended December 31, 2016:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Other minor	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Revenues	230,611	24,339	178,922	-	-	433,872
Cost of sales	(234,594)	(16)	(150,039)	-	-	(384,649)
Administrative expenses	(11,802)	(112)	(1,980)	(4)	-	(13,898)
Sales expenses	(10,650)	-	(938)	-	-	(11,588)
Exploration in non-operating areas	(1,939)	-	(4,619)	(524)	-	(7,082)
Other operating expense, net	309	11	4,237	-	(410)	4,147
Finance income	256	-	87	-	-	343
Finance costs	(12,554)	(2)	(2,614)	-	-	(15,170)
Net gain (loss) for exchange difference	(270)	(93)	65	5	-	(293)
Profit (loss) before income tax	(40,633)	24,127	23,121	(523)	(410)	5,682
Income tax	7,851	(6,761)	(18,256)	-	-	(17,166)

Net profit (loss)	(32,782)	17,366	4,865	(523)	(410)	(11,484)

Attributable to non-controlling interests	(13,426)	6,950	2,342	(157)	(31)	(4,322)

Dividends paid to non-controlling interests	-	7,400	-	-	-	7,400

Statements of profit or loss for the year ended December 31, 2015:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Revenues	171,294	32,414	161,007	364,715
Cost of sales	(204,556)	(54)	(213,372)	(417,982)
Administrative expenses	(19,168)	(106)	(2,251)	(21,525)
Sales expenses	(9,056)	-	(1,207)	(10,263)
Exploration in non-operating areas	(2,366)	-	(8,954)	(11,320)
Impairment loss of long-lived assets	-	-	(3,803)	(3,803)
Other operating expense, net	(2,657)	-	(687)	(3,344)
Finance income	154	-	16	170
Finance costs	(10,096)	(4)	(3,684)	(13,784)
Net gain (loss) for exchange difference	(3,847)	45	(1,973)	(5,775)
Profit (loss) before income tax	(80,298)	32,295	(74,908)	(122,911)
Income tax	4,109	(9,186)	5,702	625
Net profit (loss)	(76,189)	23,109	(69,206)	(122,286)

Attributable to non-controlling interests	(34,991)	9,244	(32,486)	(58,335)
Dividends paid to non-controlling interests	-	10,488	-	10,488

Statements of cash flow for the year ended December 31, 2017:

	Sociedad Minera El | Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Operating activities	60,525	15,093	139,155	(185)	214,588
Investing activities	(64,343)	-	(17,326)	-	(81,669)
Financing activities	18,096	(15,090)	(32,077)	1,477	(27,594)
Increase in cash and cash equivalents in the year	14,278	3	89,752	1,292	105,325

Statements of cash flow for the year ended December 31, 2016:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Apu Coropuna S.R.L.	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Operating activities	(9,151)	18,178	11,839	(1,895)	18,971
Investing activities	(37,935)	-	(14,994)	-	(52,929)
Financing activities	48,021	(18,500)	-	2,717	32,238
Increase (decrease) in cash and cash equivalents in the year	935	(322)	(3,155)	822	(1,720)

Statements of cash flow for the year ended December 31, 2015:

	Sociedad Minera El Brocal S.A.A.	S.M.R.L. Chaupiloma Dos de Cajamarca	Minera La Zanja S.R.L.	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Operating activities	(1,523)	26,474	30,743	55,694
Investing activities	(28,375)	-	(26,761)	(55,136)
Financing activities	31,867	(26,220)	-	5,647
Increase in cash and cash equivalents in the year	1,969	254	3,982	6,205